Derivative Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Liability [Abstract]
Schedule of Assumptions for Valuation of Warrants
The assumptions for the valuation of the warrants were:

	As of December 31, 2021	As of January 28, 2021
Class A Common stock price	$10.04	$9.90
Term in years	5.07	6.00
Risk free rate	1.27%	0.58%
Implied Volatility	11.6%	12.1%

Schedule of Fair Value of Warrant Liability	The fair value of the warrant liability is classified within Level 3 of the fair value hierarchy.

	As of March 31, 2022	As of December 31, 2021
Public Warrants	$2,141,400	$4,450,500
Private Placement Warrants	1,187,200	2,480,240

	$3,328,600	$6,930,740

The fair value of the warrant liability is classified within Level 3 of the fair value hierarchy.

	As of December 31, 2021	As of January 28, 2021
Public Warrants	$4,450,500	$5,175,000
Private Placement Warrants	2,480,240	2,941,680

	$6,930,740	$8,116,680